Other Financial Liabilities - Additional Information (Detail) - Telwater [Member] - NoncontrollingInterestsMember [Member] $ in Millions, $ in Millions	Sep. 01, 2021 AUD ($)	Sep. 01, 2021 CAD ($)
Disclosure of financial liabilities [line items]
Consideration paid	$ 27.2	$ 24.9
Percentage of voting equity interests acquired	20.00%	20.00%